Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

Matthew Moulis serves as co-manager of Air Transportation Portfolio and Transportation Portfolio, John Sheehy serves as co-manager of Banking Portfolio, Ali Khan serves as co-manager of Communications Equipment Portfolio, Holger Boerner serves as co-manager of Construction and Housing Portfolio, and Douglas Scott serves as co-manager of Defense and Aerospace Portfolio. The following information supplements information found in the "Management Contracts"section beginning on page 56.

Sector Fund Manager	Select Fund(s)
Matthew Moulis	Air Transportation Portfolio; Transportation Portfolio
John Sheehy	Banking Portfolio
Ali Khan	Communications Equipment Portfolio
Holger Boerner	Construction and Housing Portfolio
Douglas Scott	Defense and Aerospace Portfolio

The following table provides information relating to other accounts managed by Mr. Moulis as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 282	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Air Transportation Portfolio ($62 (in millions) assets managed) and Transportation Portfolio ($220 (in millions) assets managed).

SELB-12-02  March 6, 2012
1.475630.158

The following table provides information relating to other accounts managed by Mr. Sheehy as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,074	none	$ 12
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking Portfolio ($419 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Khan as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 322	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Communications Equipment Portfolio ($309 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Boerner as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 178	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($178 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Scott as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 656	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace Portfolio ($656 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2011
Matthew Moulis	Air Transportation Portfolio	none
	Transportation Portfolio	none
John Sheehy	Banking Portfolio	none
Ali Khan	Communications Equipment Portfolio	none
Holger Boerner	Construction and Housing Portfolio	$10,001 - $50,000
Douglas Scott	Defense and Aerospace Portfolio	$10,001 - $50,000

Effective December 1, 2011, Matthew Drukker replaced Gavin Baker as co-manager of Wireless Portfolio. All references to Gavin Baker in the "Management Contracts" section beginning on page 56 are no longer applicable.

The following table provides information relating to other accounts managed by Mr. Drukker as of December 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 127	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Wireless Portfolio ($127 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of December 31, 2011
Matthew Drukker	Wireless Portfolio	none